Depreciation, Amortization, and Impairment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of depreciation and amortisation expense [text block] [Abstract]
Schedule of depreciation, amortization and impairment charges
	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property, plant, and equipment	(56,311)	(52,855)	(54,987)
Amortization of Intangible assets	(25,384)	(26,348)	(24,293)
Depreciation right of use assets	(27,731)	(26,889)	-
Total depreciation and amortization	(109,426)	(106,092)	(79,280)
Impairment of property, plant, and equipment	-	(1,013)	(39)
Impairment of right of use assets	(638)	(1,713)	-
Impairment of intangibles	-	-	-
Total impairment	(638)	(2,726)	(39)
Total	(110,064)	(108,818)	(79,319)